Expense Example	Dec. 31, 2025 USD ($)
Oberweis Global Opportunities Fund | Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 147
Expense Example, with Redemption, 3 Years	456
Expense Example, with Redemption, 5 Years	787
Expense Example, with Redemption, 10 Years	1,724
Oberweis Global Opportunities Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	121
Expense Example, with Redemption, 3 Years	378
Expense Example, with Redemption, 5 Years	654
Expense Example, with Redemption, 10 Years	1,443
Oberweis Micro-Cap Fund | Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	149
Expense Example, with Redemption, 3 Years	462
Expense Example, with Redemption, 5 Years	797
Expense Example, with Redemption, 10 Years	1,746
Oberweis Micro-Cap Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	123
Expense Example, with Redemption, 3 Years	384
Expense Example, with Redemption, 5 Years	665
Expense Example, with Redemption, 10 Years	1,466
Oberweis Small-Cap Opportunities Fund | Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	127
Expense Example, with Redemption, 3 Years	399
Expense Example, with Redemption, 5 Years	691
Expense Example, with Redemption, 10 Years	1,522
Oberweis Small-Cap Opportunities Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	321
Expense Example, with Redemption, 5 Years	557
Expense Example, with Redemption, 10 Years	1,235
Oberweis International Opportunities Fund | Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	137
Expense Example, with Redemption, 3 Years	445
Expense Example, with Redemption, 5 Years	774
Expense Example, with Redemption, 10 Years	1,706
Oberweis International Opportunities Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	367
Expense Example, with Redemption, 5 Years	641
Expense Example, with Redemption, 10 Years	1,425
Oberweis China Opportunities Fund | Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	183
Expense Example, with Redemption, 3 Years	573
Expense Example, with Redemption, 5 Years	988
Expense Example, with Redemption, 10 Years	2,145
Oberweis China Opportunities Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	158
Expense Example, with Redemption, 3 Years	496
Expense Example, with Redemption, 5 Years	858
Expense Example, with Redemption, 10 Years	1,876
Oberweis Focused International Growth Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	466
Expense Example, with Redemption, 5 Years	874
Expense Example, with Redemption, 10 Years	$ 2,014